Federated Hermes Clover Small Value Fund
Portfolio of Investments
December 31, 2020 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Communication Services—3.2%
25,105		Nexstar Media Group, Inc., Class A	$2,741,215
127,870	[1]	Orbcomm, Inc.	948,795
111,625	[1]	Vonage Holdings Corp.	1,437,172
		TOTAL	5,127,182
		Consumer Discretionary—9.8%
75,750		American Eagle Outfitters, Inc.	1,520,303
8,465	[1]	Asbury Automotive Group, Inc.	1,233,689
63,300		Bloomin Brands, Inc.	1,229,286
81,135	[1]	Boyd Gaming Corp.	3,482,314
26,815		Kontoor Brands, Inc.	1,087,616
9,055	[1]	LGI Homes, Inc.	958,472
3,505		Lithia Motors, Inc., Class A	1,025,808
32,780		Monro Muffler Brake, Inc.	1,747,174
9,115	[1]	Visteon Corp.	1,144,115
52,265		Wyndham Destinations, Inc.	2,344,608
		TOTAL	15,773,385
		Consumer Staples—3.3%
171,800	[1]	Hostess Brands, Inc.	2,515,152
179,920		Primo Water Corp.	2,821,146
		TOTAL	5,336,298
		Energy—3.5%
42,770	[1]	Bonanza Creek Energy, Inc.	826,744
101,430	[1]	Championx Corp.	1,551,879
44,825	[1]	CNX Resources Corp.	484,110
82,045	[1]	PDC Energy, Inc.	1,684,384
35,235		World Fuel Services Corp.	1,097,922
		TOTAL	5,645,039
		Financials—29.3%
50,220		Ameris Bancorp	1,911,875
55,761		Argo Group International Holdings Ltd.	2,436,756
84,855		BancorpSouth Bank	2,328,421
78,835		CNO Financial Group, Inc.	1,752,502
48,400		Cowen Group, Inc.	1,257,916
307,685		First BanCorp	2,836,856
129,380		First Commonwealth Financial Corp.	1,415,417
70,190		First Interstate BancSystem, Inc., Class A	2,861,646
69,905		Flagstar Bancorp, Inc.	2,849,328
36,910		Glacier Bancorp, Inc.	1,698,229
61,695		Hancock Whitney Corp.	2,098,864
14,325		Hanover Insurance Group, Inc.	1,674,879
44,670		Horace Mann Educators Corp.	1,877,927
136,745		Investors Bancorp, Inc.	1,444,027
68,295		KKR Real Estate Finance Trust, Inc.	1,223,846
86,010		MGIC Investment Corp.	1,079,426
100,680		Old National Bancorp	1,667,261
96,995		Pennymac Mortgage Investment Trust	1,706,142
11,980		Primerica, Inc.	1,604,481

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
53,735		Radian Group, Inc.	$1,088,134
54,092		Stifel Financial Corp.	2,729,482
50,339		TCF Financial Corp.	1,863,550
80,835		United Community Banks, Inc.	2,298,947
204,790		Valley National Bancorp	1,996,703
33,865		WSFS Financial Corp.	1,519,861
		TOTAL	47,222,476
		Health Care—4.7%
99,895	[1]	Aurinia Pharmaceuticals, Inc.	1,381,548
100,785	[1]	Change Healthcare, Inc.	1,879,640
43,920	[1]	Coherus Biosciences, Inc.	763,330
67,595	[1]	Envista Holdings Corp.	2,279,979
18,825	[1]	Syneos Health, Inc.	1,282,547
		TOTAL	7,587,044
		Industrials—17.4%
29,515		ABM Industries, Inc.	1,116,848
23,025		Altra Holdings, Inc.	1,276,276
46,740		Barnes Group, Inc.	2,369,251
40,820	[1]	Colfax Corp.	1,560,957
239,375		Costamare, Inc.	1,982,025
45,760		Healthcare Services Group, Inc.	1,285,856
17,990	[1]	Herc Holdings, Inc.	1,194,716
57,195		Hillenbrand, Inc.	2,276,361
50,360		Kennametal, Inc.	1,825,046
83,495		Rexnord Corp.	3,297,217
24,160		Ryder System, Inc.	1,492,122
28,115		SkyWest, Inc.	1,133,316
29,100		Spirit AeroSystems Holdings, Inc., Class A	1,137,519
26,410	[1]	SPX Corp.	1,440,401
74,040		Terex Corp.	2,583,255
26,420	[1]	WESCO International, Inc.	2,073,970
		TOTAL	28,045,136
		Information Technology—9.3%
55,995	[1]	Axcelis Technologies, Inc.	1,630,574
84,225		Benchmark Electronics, Inc.	2,274,917
15,435	[1]	Diodes, Inc.	1,088,168
21,290	[1]	ePlus, Inc.	1,872,456
110,270		KBR, Inc.	3,410,651
38,116	[1]	Perficient, Inc.	1,816,227
54,495	[1]	SMART Global Holdings, Inc.	2,050,647
96,300	[1]	ZixIt Corp.	831,069
		TOTAL	14,974,709
		Materials—5.7%
61,570	[1]	Alcoa Corp.	1,419,188
23,125		Ashland Global Holdings, Inc.	1,831,500
12,890		Boise Cascade Co.	616,142
259,575	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
71,515		Huntsman Corp.	1,797,887
25,045	[1]	Kraton Corp.	696,001
29,810		Louisiana-Pacific Corp.	1,108,038
122,798		Trox Holdings PLC	1,795,307
		TOTAL	9,264,063

Shares			Value
		COMMON STOCKS—continued
		Real Estate—7.7%
84,500		Healthcare Realty Trust, Inc.	$2,501,200
145,815		Lexington Realty Trust	1,548,555
355,220		New Senior Investment Group, Inc.	1,840,040
158,125	[1]	Retail Opportunity Investments Corp.	2,117,294
12,670		Ryman Hospitality Properties	858,519
57,700		STAG Industrial, Inc.	1,807,164
155,660		Sunstone Hotel Investors, Inc.	1,763,628
		TOTAL	12,436,400
		Utilities—4.3%
15,760		Allete, Inc.	976,174
34,400		Otter Tail Corp.	1,465,784
36,320		Portland General Electric Co.	1,553,407
22,405		SJW Corp.	1,554,011
21,230		Spire, Inc.	1,359,569
		TOTAL	6,908,945
		TOTAL COMMON STOCKS (IDENTIFIED COST $118,315,130)	158,320,677
		INVESTMENT COMPANY—1.7%
2,701,811		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.08%[3] (IDENTIFIED COST $2,702,567)	2,702,352
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $121,017,697)	161,023,029
		OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	209,648
		TOTAL NET ASSETS—100%	$161,232,677
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended December 31, 2020, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 9/30/2020	$6,466,298
Purchases at Cost	$11,038,901
Proceeds from Sales	$(14,801,919)
Change in Unrealized Appreciation/Depreciation	$(215)
Net Realized Gain/(Loss)	$(713)
Value as of 12/31/2020	$2,702,352
Shares Held as of 12/31/2020	2,701,811
Dividend Income	$1,193

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.

■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$145,853,248	$—	$0	$145,853,248
International	12,467,429	—	—	12,467,429
Investment Company	2,702,352	—	—	2,702,352
TOTAL SECURITIES	$161,023,029	$—	$0	$161,023,029